Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	$ 7,817	$ 5,139
Provision for credit losses	1,808	6,084
Net write-offs	(3,358)	(2,941)
Other, including foreign currency adjustment	(539)	(465)
Provision for credit losses
Balance at end of year	5,728	7,817
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	7,639	5,077
Provision for credit losses
Balance at end of year	5,626	7,639
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	77	6
Provision for credit losses
Balance at end of year	37	77
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	101	56
Provision for credit losses
Balance at end of year	65	101
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	884	680
Provision for credit losses	91	418
Net write-offs	(84)	(79)
Other, including foreign currency adjustment	(89)	(135)
Provision for credit losses
Remeasurement	76	367
Newly originated or purchased financial assets	49	39
Derecognition of financial assets and maturities	(34)	(18)
Changes in models and methodologies		30
Gross write-offs	(111)	(97)
Recoveries	27	18
Foreign exchange and other movements	(89)	(135)
Balance at end of year	802	884
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	884
Provision for credit losses
Balance at end of year	802	884
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	3,155	2,065
Provision for credit losses	928	2,632
Net write-offs	(1,559)	(1,381)
Other, including foreign currency adjustment	(183)	(161)
Provision for credit losses
Remeasurement	888	2,396
Newly originated or purchased financial assets	525	424
Derecognition of financial assets and maturities	(485)	(253)
Changes in models and methodologies		65
Gross write-offs	(1,833)	(1,611)
Recoveries	274	230
Foreign exchange and other movements	(183)	(161)
Balance at end of year	2,341	3,155
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	3,155
Provision for credit losses
Balance at end of year	2,341	3,155
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,886	1,255
Provision for credit losses	772	1,672
Net write-offs	(1,340)	(975)
Other, including foreign currency adjustment	(107)	(66)
Provision for credit losses
Remeasurement	819	1,622
Newly originated or purchased financial assets	117	155
Derecognition of financial assets and maturities	(164)	(140)
Changes in models and methodologies		35
Gross write-offs	(1,543)	(1,163)
Recoveries	203	188
Foreign exchange and other movements	(107)	(66)
Balance at end of year	1,211	1,886
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,886
Provision for credit losses
Balance at end of year	1,211	1,886
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,892	1,139
Provision for credit losses	17	1,362
Net write-offs	(375)	(506)
Other, including foreign currency adjustment	(160)	(103)
Provision for credit losses
Remeasurement	151	1,260
Newly originated or purchased financial assets	325	315
Derecognition of financial assets and maturities	(403)	(288)
Changes in models and methodologies	(15)	13
Gross write-offs	(414)	(534)
Recoveries	39	28
Foreign exchange and other movements	(161)	(112)
Balance at end of period including off-balance sheet exposures	1,337	1,815
Less: Allowance for credits losses on off-balance sheet exposures	65	101
Balance at end of year	1,374	1,892
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,815	1,133
Provision for credit losses
Balance at end of year		1,815
Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,714
Provision for credit losses
Balance at end of year	1,272	1,714
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,714
Provision for credit losses
Balance at end of year	1,272	1,714
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,964
Provision for credit losses
Balance at end of year	1,334	1,964
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	190	126
Provision for credit losses
Remeasurement	(143)	(20)
Newly originated or purchased financial assets	49	39
Derecognition of financial assets and maturities	(10)	(4)
Changes in models and methodologies		7
Transfer to (from)stage 1	88	111
Transfer to (from)stage 2	(12)	(18)
Foreign exchange and other movements	(10)	(51)
Balance at end of year	152	190
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	190
Provision for credit losses
Balance at end of year	152	190
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	864	609
Provision for credit losses
Remeasurement	(1,119)	(559)
Newly originated or purchased financial assets	525	424
Derecognition of financial assets and maturities	(171)	(92)
Changes in models and methodologies		16
Transfer to (from)stage 1	882	832
Transfer to (from)stage 2	(253)	(282)
Transfer to (from)stage 3	(43)	(6)
Foreign exchange and other movements	(41)	(78)
Balance at end of year	644	864
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	864
Provision for credit losses
Balance at end of year	644	864
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	501	424
Provision for credit losses
Remeasurement	(452)	(213)
Newly originated or purchased financial assets	117	155
Derecognition of financial assets and maturities	(70)	(72)
Changes in models and methodologies		6
Transfer to (from)stage 1	382	365
Transfer to (from)stage 2	(103)	(146)
Foreign exchange and other movements	(23)	(18)
Balance at end of year	352	501
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	501
Provision for credit losses
Balance at end of year	352	501
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	(262)	146
Newly originated or purchased financial assets	325	315
Derecognition of financial assets and maturities	(320)	(200)
Changes in models and methodologies	(4)	11
Transfer to (from)stage 1	66	48
Transfer to (from)stage 2	(53)	(28)
Transfer to (from)stage 3		(2)
Foreign exchange and other movements	(18)	(3)
Balance at end of period including off-balance sheet exposures	212	478
Less: Allowance for credits losses on off-balance sheet exposures	26	69
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	478	191
Provision for credit losses
Balance at end of year		478
Stage 1 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	409
Provision for credit losses
Balance at end of year	186	409
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	409
Provision for credit losses
Balance at end of year	186	409
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	3,718
Provision for credit losses
Balance at end of year	2,637	3,718
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	302	229
Provision for credit losses
Remeasurement	70	150
Derecognition of financial assets and maturities	(24)	(14)
Changes in models and methodologies		6
Transfer to (from)stage 1	(74)	(90)
Transfer to (from)stage 2	62	101
Transfer to (from)stage 3	(32)	(42)
Foreign exchange and other movements	(28)	(38)
Balance at end of year	276	302
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	302
Provision for credit losses
Balance at end of year	276	302
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,471	865
Provision for credit losses
Remeasurement	1,023	1,582
Derecognition of financial assets and maturities	(314)	(161)
Changes in models and methodologies		33
Transfer to (from)stage 1	(869)	(821)
Transfer to (from)stage 2	325	358
Transfer to (from)stage 3	(487)	(343)
Foreign exchange and other movements	(78)	(42)
Balance at end of year	1,071	1,471
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,471
Provision for credit losses
Balance at end of year	1,071	1,471
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,385	831
Provision for credit losses
Remeasurement	299	1,174
Derecognition of financial assets and maturities	(94)	(68)
Changes in models and methodologies		29
Transfer to (from)stage 1	(382)	(365)
Transfer to (from)stage 2	103	146
Transfer to (from)stage 3	(389)	(307)
Foreign exchange and other movements	(63)	(55)
Balance at end of year	859	1,385
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,385
Provision for credit losses
Balance at end of year	859	1,385
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	11	467
Derecognition of financial assets and maturities	(72)	(72)
Changes in models and methodologies	(11)	2
Transfer to (from)stage 1	(66)	(48)
Transfer to (from)stage 2	54	31
Transfer to (from)stage 3	(9)	(27)
Foreign exchange and other movements	(29)	(24)
Balance at end of period including off-balance sheet exposures	470	592
Less: Allowance for credits losses on off-balance sheet exposures	39	32
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	592	263
Provision for credit losses
Balance at end of year		592
Stage 2 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	560
Provision for credit losses
Balance at end of year	431	560
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	560
Provision for credit losses
Balance at end of year	431	560
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	1,957
Provision for credit losses
Balance at end of year	1,655	1,957
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	392	325
Provision for credit losses
Remeasurement	149	237
Changes in models and methodologies		17
Transfer to (from)stage 1	(14)	(21)
Transfer to (from)stage 2	(50)	(83)
Transfer to (from)stage 3	32	42
Gross write-offs	(111)	(97)
Recoveries	27	18
Foreign exchange and other movements	(51)	(46)
Balance at end of year	374	392
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	392
Provision for credit losses
Balance at end of year	374	392
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	820	591
Provision for credit losses
Remeasurement	984	1,373
Changes in models and methodologies		16
Transfer to (from)stage 1	(13)	(11)
Transfer to (from)stage 2	(72)	(76)
Transfer to (from)stage 3	530	349
Gross write-offs	(1,833)	(1,611)
Recoveries	274	230
Foreign exchange and other movements	(64)	(41)
Balance at end of year	626	820
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	820
Provision for credit losses
Balance at end of year	626	820
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement	972	661
Transfer to (from)stage 3	389	307
Gross write-offs	(1,543)	(1,163)
Recoveries	203	188
Foreign exchange and other movements	(21)	7
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	402	647
Derecognition of financial assets and maturities	(11)	(16)
Transfer to (from)stage 2	(1)	(3)
Transfer to (from)stage 3	9	29
Gross write-offs	(414)	(534)
Recoveries	39	28
Foreign exchange and other movements	(114)	(85)
Balance at end of period including off-balance sheet exposures	655	745
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	745	679
Provision for credit losses
Balance at end of year		745
Stage 3 [member] | Business and government [member] | Net Amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	745
Provision for credit losses
Balance at end of year	655	745
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the year	745
Provision for credit losses
Balance at end of year	$ 655	$ 745